Revenues and Cost of Revenues	12 Months Ended
Dec. 31, 2013
Revenues And Cost Of Revenues [Abstract]
Revenues and Cost of Revenues
18.   Revenues and Cost of Revenues:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	For the Year Ended December 31,
	2011	2012	2013

Sales of marine petroleum products	$ 6,925,582	7,208,440	$ 6,282,466
Voyage revenues	22,775	22,726	25,049
Other revenues	17,108	27,794	27,214
Total Revenues	6,965,465	7,258,960	6,334,729

Cost of marine petroleum products	6,668,622	6,939,636	6,025,742
Cost of voyage revenues	19,251	15,136	16,202
Cost of other revenues	1,294	1,539	6,793
Total Cost of Revenues	$ 6,689,167	6,956,311	$ 6,048,737

Included in the cost of revenues is depreciation of $3,169, $2,622 and $2,024 for the years ended December 31, 2011, 2012 and 2013, respectively.